INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

The Company had no income tax expense for the years ended March 31, 2021 or 2020 due to its history of operating losses. The following is a reconciliation of the statutory federal income tax rate to the Company’s effective tax rate:

	Years Ended March 31,
	2021	2020
Federal statutory tax rate	(21)%	(21)%
State tax rate, net of federal benefit	(7)%	(7)%
Total federal and state tax rate	(28)%	(28)%
Valuation allowance	28%	28%
Effective tax rate	-%	-%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Deferred tax assets and liabilities consist of the following:

	March 31,
	2021	2020
Net deferred tax assets:
Net operating loss carryforwards	$5,531,000	$5,364,000
Stock-based compensation	3,200,000	3,071,000
Research credits	64,000	64,000
Operating lease liability	-	35,000
Gross deferred tax assets	8,795,000	8,534,000
Less: valuation allowance	(7,687,000)	(7,658,000)
Total deferred tax assets	1,108,000	876,000
Deferred tax liabilities:
Derivative income	1,108,000	841,000
Operating lease right-of-use asset	-	35,000
Total deferred tax liabilities	1,108,000	876,000
Net deferred income tax assets (liabilities)	$-	$-